Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - Forecast $ in Thousands	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset	$ 16,400
Lease liability	$ 16,400